Nature of Operations and Summary of Significant Accounting and Reporting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of Translation Exchange Rates

As of December 31, 2018 and June 30, 2018, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	December 31, 2018	June 30, 2018
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.7406	0.7399

Average exchange rate for the period
USD : AUD exchange rate	0.7248	0.7753

As of June 30, 2018 and June 30, 2017, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2018	June 30, 2017
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.7399	0.7676

Average exchange rate for the period
USD : AUD exchange rate	0.7753	0.7544

Schedule of Change in Accumulated Other Comprehensive Income (Loss)

Change in Accumulated Other Comprehensive Income (Loss) by component during the six months ended December 31, 2018 was as follows:

Foreign Currency Items:
Beginning balance, June 30, 2018	$357,929
Foreign currency translation gain	634,495
Ending balance, December 31, 2018	$992,424

Changes in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2018 and 2017 were as follows:

Foreign Currency Items:
Beginning balance, June 30, 2016	$131,264
Foreign currency translation gain	(273,013)
Balance, June 30, 2017	(141,749)
Foreign currency translation loss	499,678
Ending balance, June 30, 2018	$357,929